Related Party Transactions (Details) - Parent and its affiliates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions
Net fees paid for services provided	$ 8.9	$ 23.1	$ 55.5
Tax payment related to disposal	$ 3.1	$ 272.8	$ 26.6